CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Current assets
Cash and cash equivalents ($58 and $107 attributable to our VIEs)		$ 2,558		$ 1,540
Restricted cash		116		3,113
Receivables, net ($0 and $3 attributable to our VIEs)		494		167
Due from affiliates, net ($0 and $67 attributable to our VIEs)		11		70
Prepayments and other current assets ($2 and $34 attributable to our VIEs)		239		120
Inventories		39		20
Total current assets		3,457		5,030
Property and equipment, net ($57 and $55 attributable to our VIEs)		16,154	[1]	7,446
Goodwill		3,815	[2]	1,608
Intangible assets other than goodwill		1,609		433
Restricted cash		35		5
Deferred income taxes		2		0
Deferred charges and other assets ($0 and $2 attributable to our VIEs)		364		414
Total assets		25,436		14,936
Current liabilities
Accounts payable ($3 and $100 attributable to our VIEs)		318		215
Due to affiliates, net		0		66
Accrued expenses and other current liabilities ($0 and $91 attributable to our VIEs)	[3]	1,326		641
Accrued restructuring and support expenses		0		6,601
Interest payable		38		67
Current portion of contract liabilities	[3]	129		62
Current portion of financing obligations		9		0
Current portion of long-term debt		64		89
Total current liabilities		1,884		7,741
Contract liabilities		2		1
Financing obligations		9,355	[1]	0
Long-term debt		8,849		6,749
Deferred income taxes		577		1,865
Deferred Credits and Other Liabilities		1,472		187
Total liabilities		22,139		16,543
Commitments and contingencies (See Note 11)
Stockholders’ equity/(deficit)
Common stock: voting, $0.01 par value, 696 and 150 shares issued, respectively		7		1
Treasury stock: 12 and 3 shares, respectively		(152)		(29)
Additional paid-in capital		14,040		8,676
Accumulated deficit		(10,675)		(10,307)
Accumulated other comprehensive income/(loss)		6		(1)
Total Caesars stockholders’ equity/(deficit)		3,226		(1,660)
Noncontrolling interests		71		53
Total stockholders’ equity/(deficit)		3,297		(1,607)
Total liabilities and stockholders’ equity/(deficit)		$ 25,436		$ 14,936

[1]	The conditions that were considered prohibited forms of continuing involvement related to our sale of the Golf Course Properties (see Note 11) are no longer considered continuing involvement under the new revenue recognition standard. As of result of adopting the new standard on a full retrospective basis, we are now reflecting this transaction as a completed sale in the period in which it occurred.
[2]	$405 million of goodwill is associated with a reporting unit with zero or negative carrying value. As the reporting unit has a positive fair value and as a result of the revised one-step impairment test under ASU 2017-04 described above, there is no impairment associated with this reporting unit.
[3]	Adjustments are primarily related to the reclassification of assets and liabilities in accordance with the new accounting and disclosure requirements.